Vessels, net, Vessel Disposal (Details) - USD ($)		12 Months Ended
	Jan. 08, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Sep. 16, 2025	Jul. 10, 2025
Vessel Disposals [Abstract]
Gain on sale of vessels		$ 0	$ 0	$ 8,226,258
Nonrelated Party [Member] | M/T Wonder Sirius [Member]
Vessel Disposals [Abstract]
Sales price	$ 33,800,000
Gain on sale of vessels	$ 19,600,000
Robin [Member] | Related Party [Member]
Vessel Disposals [Abstract]
Gain on sale of vessels		$ 0
Robin [Member] | Related Party [Member] | LPG Dream Syrax [Member]
Vessel Disposals [Abstract]
Sales price						$ 18,000,000
Robin [Member] | Related Party [Member] | LPG Dream Terrax [Member]
Vessel Disposals [Abstract]
Sales price					$ 20,000,000